Mining concessions, development costs, right-of-use asset, property, plant and equipment, net	12 Months Ended
Dec. 31, 2019
Mining concessions, development costs, property, plant and equipment, net
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net

11.   Mining concessions, development costs, right-of-use asset, property, plant and equipment, net

(a)Below is presented the movement:

	Balance as of					Balance as of						Balance as of
	January 1,				Reclassifications	December 31,				Reclassifications	Implementation	December 31,
	2018	Additions	Disposals	Sales	and transfers	2018	Additions	Disposals	Sales	and transfers	IFRS 16	2019
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Cost:
Lands	22,690	783	(462)	—	(1,250)	21,761	630	—	(135)	(4,739)	—	17,517
Mining concessions (f)	151,873	—	—	—	—	151,873	—	—	—	—	—	151,873
Development costs	712,051	32,059	(2,656)	—	1,805	743,259	46,047	(443)	—	(819)	—	788,044
Buildings, constructions and other	1,279,251	—	(2,837)	—	66,207	1,342,621	39	(3,559)	(5,380)	26,120	—	1,359,841
Machinery and equipment	929,023	—	(182)	(9,205)	38,830	958,466	12	(30,235)	(38,322)	22,783	—	912,704
Transportation units	9,946	42	(138)	(510)	1,545	10,885	33	(540)	(1,856)	370	—	8,892
Furniture and fixtures	13,902	—	—	(193)	(403)	13,306	2	(1,310)	(1)	13	—	12,010
Units in transit	4,749	11	—	—	(2,078)	2,682	—	(1)	—	1,073	—	3,754
Work in progress	101,122	67,096	(3,450)	—	(108,106)	56,662	44,319	(1,168)	(78)	(49,370)	—	50,365
Stripping activity asset	130,447	11,279	—	—	—	141,726	11,545	—	—	819	—	154,090
Right-of-use asset (e)	—	—	—	—	—	—	3,721	(10,897)	—	—	18,528	11,352
Mine closure costs	241,288	61,239	—	—	(18,365)	284,162	26,722	—	—	—	—	310,884
	3,596,342	172,509	(9,725)	(9,908)	(21,815)	3,727,403	133,070	(48,153)	(45,772)	(3,750)	18,528	3,781,326
Accumulated depreciation and amortization:
Lands	1,249	—	—	—	(1,249)	—	—	—	—	—	—	—
Mining concessions (f)	40,239	10	—	—	—	40,249	10	—	—	—	—	40,259
Development costs	263,122	35,433	—	—	(2)	298,553	29,964	—	—	—	—	328,517
Buildings, construction and other	506,837	84,244	—	—	562	591,643	83,274	(3,391)	(3,569)	(638)	—	667,319
Machinery and equipment	582,449	93,722	(177)	(8,659)	(1,978)	665,357	66,020	(28,619)	(35,459)	638	—	667,937
Transportation units	8,390	745	(85)	(436)	(15)	8,599	744	(538)	(1,779)	—	—	7,026
Furniture and fixtures	9,880	644	—	(187)	(214)	10,123	653	(1,172)	—	—	—	9,604
Stripping activity asset	41,695	28,820	—	—	3	70,518	18,405	—	—	—	—	88,923
Right-of-use asset (e)	—	—	—	—	—	—	7,778	(2,611)	—	—	—	5,167
Mine closure costs	158,121	10,350	—	—	—	168,471	15,373	—	—	—	—	183,844
	1,611,982	253,968	(262)	(9,282)	(2,893)	1,853,513	222,221	(36,331)	(40,807)	—	—	1,998,596
Provision for impairment of long-lived assets:
Mine closure costs	20,121	—	(5,693)	—	(1,221)	13,207	2,083	—	—	—	—	15,290
Development costs	10,153	—	—	—	—	10,153	—	—	—	—	—	10,153
Property, plant and other	4,531	—	(2,837)	—	1,221	2,915	—	—	—	—	—	2,915
	34,805	—	(8,530)	—	—	26,275	2,083	—	—	—	—	28,358

Net cost	1,949,555					1,847,615						1,754,372

(b)Impairment of long-lived assets

In accordance with its accounting policies and processes, each asset or CGU is evaluated annually at year-end, to determine whether there are any indications of impairment. If any such indications of impairment exist, a formal estimate of the recoverable amount is performed.

In assessing whether impairment is required, the carrying value of the asset or CGU is compared with its recoverable amount. The recoverable amount is the higher of the CGU’s fair value less costs of disposal (FVLCD) and value in use (VIU). Given the nature of the Group’s activities, information on the fair value of an asset is usually difficult to obtain unless negotiations with potential purchasers or similar transactions are taking place. Consequently, the recoverable amount for each CGU is estimated based on discounted future estimated cash flows expected to be generated from the continued use of the CGUs using market based commodity price and exchange assumptions, estimated quantities of recoverable minerals, production levels, operating costs and capital requirements, and its eventual disposal, based on the latest life of mine (LOM) plans. These cash flows were discounted using a real post-tax discount rate that reflected current market assessments of the time value of money and the risks specific to the CGU.

The estimates of quantities of recoverable minerals, production levels, operating costs and capital requirements are obtained from the planning process, including the LOM plans, one-year budgets and CGU-specific studies.

During 2019, Buenaventura recorded a provision for US$2.1 million as a result of the analysis of the recoverable amount of its Julcani mining unit. The main factors considered in the impairment analysis were reserves and mining useful lives. As a result of the analysis of the recoverable amount as of December 31, 2019, La Zanja has not recognized a provision or recovery for impairment of long-lived assets.

During 2018, as a result of derecognition of assets in Shila mining unit, Buenaventura recorded a reversal in the provision for impairment for US$2.8 million previously recorded in 2016.

In addition, La Zanja recorded a reversal for the impairment provision for US$5.7 million (during 2017, La Zanja recorded a provision for US$21.6 million) as a result of the analysis of the recoverable amount. The main factors considered in the impairment analysis were reserves and mining useful lives. The recoverable amounts of La Zanja are based in Managements estimations of the value in use.

During 2017, as a result of the sale of the mining units of Breapampa and Recuperada, as well as the sale of the assets of the Shila Paula mining unit, the Group recorded a reversal of impairment losses by US$7.4 million, US$7.1 million and US$2.7 million, respectively, see note 1(e).

Key assumptions

The determination of value in use is most sensitive to the following key assumptions:

Production volumes

Commodity prices

Discount rate

Costs

Production volumes: Estimated production volumes are based on detailed life-of-mine plans and take into account development plans for the mines agreed by management as part of planning process. Production volumes are dependent on a number of variables, such as: the recoverable quantities; the production profile; the cost of the development of the infrastructure necessary to extract the reserves; the production costs; the contractual duration of mining rights; and the selling price of the commodities extracted.

As each producing mining unit has specific reserve characteristics and economic circumstances, the cash flows of the mines are computed using appropriate individual economic models and key assumptions established by management. The production profiles used were consistent with the reserves and resource volumes approved as part of the Group’s process for the estimation of proved and probable reserves and resource estimates.

Commodity prices: Forecast commodity prices are based on management’s estimates and are derived from forward price curves and long-term views of global supply and demand, building on experience of the industry and consistent with external sources. These prices were adjusted to arrive at appropriate consistent price assumptions for the different qualities and type of commodities, or, where appropriate, contracted prices were applied. These prices are reviewed at least annually.

Estimates prices for the current and long-term periods that have been used to estimate future cash flows are as follows:

	2020	2021-2025
	US$	US$

Gold	1,500/Oz	1,500/Oz
Silver	17.00/Oz	18.40/Oz
Copper	6,000/MT	6,600/MT
Lead	1,950/MT	2,100/MT
Zinc	2,250/MT	2,300/MT

Discount rate: In calculating the value in use, a discount rate after tax of 4.88%,  7.02% and 5.15% (equivalent to pre-tax rate of 6.92%,  9.95% and 7.31%) were applied to the post-tax cash flows of Buenaventura, El Brocal and La Zanja, respectively.  These discount rates are derived from the Group’s post-tax weighted average cost of capital (WACC), with appropriate adjustments made to reflect the risks specific to the CGU. The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Group’s investors. The cost of debt is based on its interest bearing borrowings the Group is obliged to service. The Beta factors are evaluated annually based on publicly available market data.

(c)The book value of assets held under finance leases, and assets under trustworthy equity, amounted to US$313.3 million as of December 31, 2019 (US$337.3 million as of December 31, 2018) and is presented in various items of property, plant and equipment. During 2019 and 2018, no acquisitions of assets under lease agreements were made. Leased assets are pledged as security for the related finance lease liabilities.

(d)During 2019 and 2018, no finance costs were capitalized.

(e)Right-of-use assets

The net assets for right in use maintained by the Group correspond:

2019
US$(000)
Right in use assets
Buildings	4,602
Transportation units	1,112
Machinery and equipment	471

6,185

During 2019, the additions to the right-of-use assets were US$3.7 million and the disposals were US$10.9 million.

(f)Mining concessions includes the goodwill of El Brocal amounted to US$34.0 million.

(g)In mid‑2016, a landslide occurred in the west wall of the Tajo Norte; consequently, it was decided not to mine this area due to stability and operational design issues. According to the distribution of reserves, this area (Phase 10) contained 5.5 MT of ore and 9.2 MT of waste valued at US$13,573,000, which were withdrawn from the reserves in the year 2017.

Minera Yanacocha SRL and subsidiary [Member]
Mining concessions, development costs, property, plant and equipment, net
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net

10.   Property, plant and equipment, net

(a)Below is presented the movement in cost:

	Opening			Transfer/Other	Final
	balance	Additions	Sales and disposals	changes	balances
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2019
Cost-
Land	9,459	—	—	7,594	17,053
Land improvements	36,454	—	(7,472)	—	28,982
Building and constructions	298,328	—	(26,556)	(218)	271,554
Machinery and equipment	244,560	—	(46,286)	18,598	216,872
Leach pads	1,723,270	—	—	93,956	1,817,226
Vehicles	9,921	—	(1,043)	524	9,402
Furniture and fixtures	2,556	—	—	—	2,556
Other equipment	58,924	—	(3,712)	4,050	59,262
Work in progress	444,688	184,403	—	(192,392)	436,699
Mining rights	37,521	—	—	—	37,521
Right of use asset	—	1,045	—	—	1,045
Asset retirement and mine closure	534,398	158,967	—	—	693,365
Stripping activity asset	148,487	—	—	3,007	151,494
Mine development	760,647	—	—	63,509	824,156

	4,309,213	344,415	(85,069)	(1,372)	4,567,187

Accumulated depreciation and amortization
Land improvements	35,583	101	(7,369)	—	28,315
Building and constructions	247,979	5,702	(26,579)	(973)	226,129
Machinery and equipment	204,255	21,780	(42,978)	973	184,030
Leach pads	1,656,002	38,286	—	—	1,694,288
Vehicles	9,855	16	(1,043)	—	8,828
Furniture and fixtures	2,556	—	—	—	2,556
Other equipment	56,522	1,326	(3,712)	—	54,136
Mining rights	29,457	—	—	—	29,457
Right of use asset	—	461	—	—	461
Asset retirement and mine closure	424,008	54,818	—	—	478,826
Stripping activity asset	146,058	1,667	—	—	147,725
Mine development	656,484	17,658	—	—	674,142

	3,468,759	141,815	(81,681)	—	3,528,893

Net cost	840,454				1,038,294

	Opening			Transfer/Other	Final
	balance	Additions	Sales and disposals	changes	balances
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2018
Cost-
Land	9,459	—	—	—	9,459
Land improvements	36,454	—	—	—	36,454
Building and constructions	297,798	—	—	530	298,328
Machinery and equipment	286,865	—	(72,442)	30,137	244,560
Leach pads	1,722,786	—	—	484	1,723,270
Vehicles	11,024	—	(1,171)	68	9,921
Furniture and fixtures	2,556	—	—	—	2,556
Other equipment	57,773	—	(265)	1,416	58,924
Work in progress	400,410	117,636	—	(73,358)	444,688
Mining rights	37,521	—	—	—	37,521
Asset retirement and mine closure	507,123	27,275	—	—	534,398
Stripping activity asset	148,487	—	—	—	148,487
Mine development	722,355	—	—	38,292	760,647

	4,240,611	144,911	(73,878)	(2,431)	4,309,213

Accumulated depreciation and amortization
Land improvements	35,143	440	—	—	35,583
Building and constructions	240,348	7,631	—	—	247,979
Machinery and equipment	249,975	20,887	(66,607)	—	204,255
Leach pads	1,621,266	34,736	—	—	1,656,002
Vehicles	11,024	2	(1,171)	—	9,855
Furniture and fixtures	2,556	—	—	—	2,556
Other equipment	55,914	828	(220)	—	56,522
Mining rights	29,457	—	—	—	29,457
Asset retirement and mine closure	356,345	67,663	—	—	424,008
Stripping activity asset	143,252	2,806	—	—	146,058
Mine development	639,450	17,034	—	—	656,484

	3,384,730	152,027	(67,998)	—	3,468,759

Net cost	855,881				840,454

Additions to work in progress in 2018 and 2019 are primarily related to the Quecher Main project. As of December 31, 2019, the Company does not have material commitments related to this project.

The depreciation and amortization expense for the year ended December 31, 2019 and 2018 was recorded in the "Cost applicable to sales" caption in the consolidated statement of comprehensive income.

(b)Impairment of long-lived assets -

In accordance with the accounting policies and processes, each asset or Cash Generating Unit “CGU” is evaluated annually at year end, to determine whether there are any indications of impairment. If any such indications of impairment exist, a formal estimate of the recoverable amount is performed. The Company has two CGU’s: Yanacocha mine and Conga project.

In December 2017 and 2018, the Company performed a formal evaluation of its cash generating units and concluded that there were no impairment indicators at December 31, 2018 and 2017, respectively.

In this assessment the Management considered that the Company had been complying with the estimated results for each year included in the last impairment calculation.

During 2019, the Company’s Management identified as an impairment indicator the significant increase of the asset retirement and mine closure, as a result the Company had to determinate the recoverable amount for its CGU Yanacocha. Regarding to CGU Conga the Management did not identify any important indicator. As a result of this analysis the Company concluded that no additional impairment loss on CGU Yanacocha was required to be recorded as the recoverable amount exceeded the carrying amount of the CGU’s assets.

In assessing whether impairment was required, the carrying value of the asset or CGU was compared with its recoverable amount. The recoverable amount is the higher of the CGU’s fair value less costs to sell (FVLCS) and value in use (VIU). Given the nature of the Company’s activities, information on the fair value of an asset is usually difficult to obtain unless negotiations with potential purchasers or similar transactions are taking place. Consequently, the recoverable amount for each CGU was estimated based on estimated discounted future estimated cash flows expected to be generated from the continued use of the CGUs using market based commodity price and exchange assumptions, estimated quantities of recoverable minerals, production levels, operating costs and capital requirements, and its eventual disposal, based on the latest life of mine (LOM) plans. These cash flows were discounted using a real pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU.

Estimates included quantities of recoverable minerals, production levels, operating costs and capital requirements and sourced from the planning process, including the life of mine (LOM) plans, one-year budgets and CGU-specific studies.

Key assumptions used for the impairment testing as of December 31, 2019:

The determination of fair value less cost to sell was most sensitive to the following key assumptions:

-      Production volumes.

-      Commodity prices.

-      Discount rate.

-      Cost / EBIT

Production volumes: Estimated production volumes are based on detailed life-of-mine plans and take into account development plans for the mines agreed by management as part of planning process. Production volumes are dependent on a number of variables, such as: the recoverable quantities; the production profile; the cost of the development of the infrastructure necessary to extract the reserves; the production costs; the contractual duration of mining rights; and the selling price of the commodities extracted.

As each producing mining unit has specific reserve characteristics and economic circumstances, the cash flows of the mines were computed using appropriate individual economic models and key assumptions established by management. The production profiles used were consistent with the reserves and resource volumes approved as part of the Company’s process for the estimation of proved and probable reserves and resource estimates.

Commodity prices: Forecasted commodity prices were based on management’s estimates and were derived from forward price curves and long-term views of global supply and demand, building on past experience of the industry and consistent with external sources. These prices were adjusted to arrive at appropriate consistent price assumptions for the different qualities and type of commodities, or, where appropriate, contracted prices were applied.

Estimated prices for the current and long-term periods that have were used to estimate future revenues were as follows:

	Current	Long-term
	US$	US$

Gold (per ounce)	1,481	1,300
Copper (per pound)	3.0	3.0

Discount rate: In calculating the fair value less cost to sell, a pre-tax discount rate of 7.1% was applied to the pre-tax cash flows. This discount rate was derived from the Company’s pre-tax weighted average cost of capital (WACC), with appropriate adjustments made to reflect the risks specific to the CGU.

Sociedad Minera Cerro Verde S.A.A. [Member]
Mining concessions, development costs, property, plant and equipment, net
Mining concessions, development costs, right-of-use asset, property, plant and equipment, net

7.    Property, plant and equipment, net

Property, plant and equipment consist of owned and leased assets (right-of-use assets), and cost and accumulated depreciation accounts as of December 31, 2019 and 2018 are shown below:

	January 1,					December 31,							December 31,
	2018	Additions	Adjustments	Disposals	Transfers	2018	IFRS 16 adoption	Additions		Adjustments	Disposals	Transfers	2019
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)		US$(000)	US$(000)	US$(000)	US$(000)

Cost
Land	24,467	—	—	—	196	24,663	—	—		—	(80)	322	24,905
Buildings and other constructions	2,370,042	—	41,089	(9,644)	48,090	2,449,577	—	—		544	(4,769)	102,772	2,548,124
Machinery and equipment	4,553,508	—	(41,089)	(19,426)	201,057	4,694,050	—	—		(544)	(30,482)	191,589	4,854,613
Transportation units	20,557	—	—	(32)	2,726	23,251	—	—		—	(32)	3,146	26,365
Furniture and fixtures	949	—	—	—	—	949	—	—		—	—	—	949
Other equipment	24,977	—	—	(11)	525	25,491	—	—		—	(594)	203	25,100
Construction in progress and in-transit units	149,661	288,861	—	—	(252,594)	185,928	—	271,364	(a)	(1,192)	—	(298,032)	158,068
Stripping activity asset (see Note 2(i))	478,382	177,327	—	—	—	655,709	—	197,038		—	—	—	852,747
Asset retirement costs (see Note 11(c))	136,327	2,724	(32,017)	—	—	107,034	—	18,834		41,130	—	—	166,998
Right-of-use assets (b)	—	—	—	—	—	—	95,728	1,342		(700)	(929)	—	95,441
	7,758,870	468,912	(32,017)	(29,113)	—	8,166,652	95,728	488,578		39,238	(36,886)	—	8,753,310

Accumulated depreciation
Buildings and other constructions	229,627	96,623	5,184	(9,514)	—	321,920	—	76,199		513	(4,722)	—	393,910
Machinery and equipment	1,517,337	292,656	(5,184)	(18,483)	—	1,786,326	—	284,097		(513)	(29,091)	—	2,040,819
Transportation units	12,221	1,784	—	(33)	—	13,972	—	1,928		—	(28)	—	15,872
Furniture and fixtures	834	24	—	—	—	858	—	23		—	—	—	881
Other equipment	16,400	2,406	—	(10)	—	18,796	—	1,543		—	(594)	—	19,745
Stripping activity asset	285,327	112,875	—	—	—	398,202	—	155,530		—	—	—	553,732
Asset retirement costs	18,700	4,976	—	—	—	23,676	—	3,239		—	—	—	26,915
Right-of-use assets (b)	—	—	—	—	—	—	—	11,488		—	(903)	—	10,585
	2,080,446	511,344	—	(28,040)	—	2,563,750	—	534,047		—	(35,338)	—	3,062,459

Net cost	5,678,424					5,602,902	95,728						5,690,851

(a)For the year ended December 31, 2019 , additions to construction in progress primarily relates to (i) the mine maintenance truck shop (US$78.2 million), (ii) the purchase of used haul trucks from PT Freeport Indonesia (a related party) (US$47.1 million), (iii) the purchase of stators for ball mills (US$18.3 million), (iv) the tailing drain expansion (US$15.2 million), (v) a concentrator optimization project (US$12.3 million), (vi) the regrowth of a leach pad (US$10.9 million ) and (vii) the staged flotation reactor engineering project (US$6.2 million).

(b)The Company has lease contracts for various items of property, plant and equipment used in its operations. Leases of land have lease terms of 10 years, buildings and other constructions generally have lease terms between 1 and 14 years, and machinery and equipment generally have lease terms between 4 and 14 years.

The Company also has certain leases of machinery with lease terms of 12 months or less and leases of low-value office equipment. The Company has elected and applies the IFRS 16 exemptions for short-term leases and leases of low-value assets for these leases.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	January 1,				December
	2019	Additions	Adjustments	Disposals	31, 2019
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Cost
Land	11,008	—	(700)	(457)	9,851
Buildings and other constructions	55,114	1,192	—	(370)	55,936
Machinery and equipment	29,606	150	—	(102)	29,654

	95,728	1,342	(700)	(929)	95,441

Accumulated depreciation
Land	—	1,712	—	(457)	1,255
Buildings and other constructions	—	6,613	—	(344)	6,269
Machinery and equipment	—	3,163	—	(102)	3,061

	—	11,488	—	(903)	10,585

Net cost	95,728				84,856